STOCKHOLDERS' EQUITY (Details 2) - shares			1 Months Ended			6 Months Ended	12 Months Ended
	Aug. 10, 2017	Dec. 07, 2016	Apr. 17, 2018	Mar. 27, 2018	Apr. 24, 2015	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Granted							106,235	0
Restricted Stock Units (RSUs) [Member]
Restricted stock units issued as of January 1, 2018						156,339	50,104
Granted	10,000	10,000	127,525		6,000	38,334		50,104
Total Restricted stock units issued at June 30, 2018						194,674	156,339	50,104
Vested at June 30, 2018				18,333		151,408	76,739
Unvested restricted stock units as of June 30, 2018						43,266	79,600